Share Capital, Reserves and Retained Earnings - Summary of Changes in Equity Interest (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Capital Reserves And Other Equity Interest [abstract]
Share capital	€ 54,853	€ 54,853	€ 54,853
Reserves	17,147	17,198	16,398
Retained earnings	31,126	64,496	31,244
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	€ 103,126	€ 136,547	€ 102,495